UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22066
                                     ---------

                       Cornerstone Progressive Return Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    383 Madison Avenue, New York, NY                           10179
--------------------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)

                               Kayadti A. Madison

   Cornerstone Progressive Return Fund, 383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 272-3550
                                                        --------------

Date of fiscal year end:       December 31, 2008
                               -----------------

Date of reporting period:      March 31, 2008
                              ------------------

ITEM 1: SCHEDULE OF INVESTMENTS



================================================================================
CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
================================================================================

                                                           NO. OF
DESCRIPTION                                                SHARES       VALUE
------------------------------------------------         ---------    --------
EQUITY SECURITIES - 99.45%
  CLOSED-END FUNDS - 2.41%
    Boulder Growth & Income Fund Inc. ^                     6,000   $    49,620
    Dreman/Claymore Dividend & Income Fund                 63,050       906,028
    Liberty All-Star Equity Fund                          217,000     1,386,630
    Royce Value Trust, Inc.                                24,000       376,320
                                                                    -----------
                                                                      2,718,598
                                                                    -----------
  CONSUMER DISCRETIONARY - 9.08%
    Amazon.com, Inc. *                                      5,500       392,150
    Best Buy Co., Inc.                                      8,000       331,680
    Carnival Corporation                                    5,000       202,400
    Coach, Inc. *                                           4,000       120,600
    Comcast Corporation, Class A                           36,000       696,240
    DIRECTV Group, Inc. (The) *                            15,000       371,850
    Ford Motor Company *                                   30,000       171,600
    GameStop Corporation, Class A *                         2,500       129,275
    Gap, Inc. (The)                                        11,000       216,480
    Home Depot, Inc. (The)                                 20,000       559,400
    Johnson Controls, Inc.                                 10,000       338,000
    Kohl's Corporation *                                    3,500       150,115
    Lowe's Companies, Inc.                                 14,000       321,160
    Marriott International, Inc., Class A                   6,500       223,340
    McDonald's Corporation                                 15,000       836,550
    News Corporation, Class A                              31,000       581,250
    NIKE, Inc., Class B                                     8,000       544,000
    Nordstrom, Inc.                                         5,500       179,300
    Omnicom Group Inc.                                      4,000       176,720
    Philip Morris International Inc. *                     21,000     1,062,180
    Staples, Inc.                                          10,000       221,100
    Starbucks Corporation *                                 8,000       140,000
    Target Corporation                                      8,000       405,440
    Tata Motors Limited ADR                                10,000       156,200
    Time Warner Inc.                                       35,000       490,700
    TJX Companies, Inc. (The)                               5,000       165,350
    Walt Disney Company (The)                              25,000       784,500
    Yum! Brands, Inc.                                       8,000       297,680
                                                                    -----------
                                                                     10,265,260
                                                                    -----------
  CONSUMER STAPLES - 10.25%
    Altria Group, Inc.                                     21,000       466,200
    Anheuser-Busch Companies, Inc.                          7,000       332,150
    Archer-Daniels-Midland Company                          6,000       246,960
    Coca-Cola Company (The)                                25,000     1,521,750
    Colgate-Palmolive Company                               5,000       389,550
    ConAgra Foods, Inc.                                     9,000       215,550
    CVS Corporation                                        14,000       567,140
    General Mills, Inc.                                     5,000       299,400
    Kimberly-Clark Corporation                              4,500       290,475
    Kraft Foods Inc, Class A                               18,000       558,180
    Kroger Co. (The)                                        7,000       177,800
    PepsiCo, Inc.                                          15,000     1,083,000
    Procter & Gamble Company (The)                         31,000     2,172,170
    Sysco Corporation                                       7,000       203,140
    Walgreen Co.                                           11,000       418,990
    Wal-Mart Stores, Inc.                                  50,000     2,634,000
                                                                    -----------
                                                                     11,576,455
                                                                    -----------

  ENERGY - 12.94%
    Apache Corporation                                      3,500       422,870
    Chevron Corporation                                    25,000     2,134,000
    ConocoPhillips                                         17,000     1,295,570
    Devon Energy Corporation                                8,000       834,640
    Exxon Mobil Corporation                                60,000     5,074,800
    Halliburton Company                                    15,000       589,950
    National-Oilwell Varco, Inc. *                          5,000       291,900
    Noble Corporation                                       5,000       248,350
    Occidental Petroleum Corporation                       10,000       731,700
    Peabody Energy Corporation                              5,000       255,000
    Schlumberger Limited                                   15,500     1,348,500
    Spectra Energy Corporation                             11,000       250,250
    Transocean Inc. *                                       2,098       283,650
    Weatherford International Ltd. *                        6,000       434,820
    Williams Companies, Inc. (The)                         13,000       428,740
                                                                    -----------
                                                                     14,624,740
                                                                    -----------
  FINANCIALS - 15.17%
    AFLAC Incorporated                                      8,000       519,600
    American Express Company                               12,500       546,500
    American International Group, Inc.                     33,000     1,427,250
    Ameriprise Financial, Inc.                              5,000       259,250
    Aon Corporation                                         6,000       241,200
    Bank of America Corporation                            44,000     1,668,040
    Bank of New York Mellon Corporation                    14,000       584,220
    BB&T Corporation                                       10,000       320,600
    Capital One Financial Corporation                       4,500       221,490
    Charles Schwab Corporation (The)                       18,000       338,940
    Chubb Corporation (The)                                 7,000       346,360
    Citigroup Inc.                                         46,000       985,320
    CME Group Inc.                                            500       234,550
    Fannie Mae                                             19,000       500,080
    Franklin Resources, Inc.                                5,000       484,950
    Goldman Sachs Group, Inc. (The)                         5,000       826,950
    JPMorgan Chase & Co.                                   39,000     1,675,050
    KeyCorp ^                                               7,000       153,650
    Lehman Brothers Holdings Inc.                           6,000       225,840
    Loews Corporation                                       5,000       201,100
    Manulife Financial Corporation                         10,000       379,800
    Marsh & McLennan Companies, Inc.                        5,500       133,925
    Metlife, Inc.                                          11,000       662,860
    Morgan Stanley                                         10,000       457,000
    PNC Financial Services Group, Inc.                      4,000       262,280
    ProLogis                                                5,000       294,300
    State Street Corporation                                5,000       395,000
    SunTrust Banks, Inc.                                    7,000       385,980
    Travelers Companies, Inc. (The)                        10,000       478,500
    Wachovia Corporation                                   25,000       675,000
    Wells Fargo & Company                                  38,000     1,105,800
    XL Capital Ltd. - Class A                               5,000       147,750
                                                                    -----------
                                                                     17,139,135
                                                                    -----------
  HEALTHCARE - 11.36%
    Abbott Laboratories                                    17,000       937,550
    Aetna Inc.                                              9,000       378,810
    Amgen Inc. *                                           12,000       501,360
    Baxter International Inc.                              11,000       636,020
    Biogen Idec Inc. *                                      3,500       215,915
    Bristol-Myers Squibb Company                           20,000       426,000
    Celgene Corporation *                                   4,000       245,160
    Eli Lilly and Company                                  15,000       773,850
    Express Scripts, Inc *                                  4,000       257,280

    Gilead Sciences, Inc. *                                13,000       669,890
    Johnson & Johnson                                      33,000     2,140,710
    Medco Health Solutions, Inc. *                         12,000       525,480
    Medtronic, Inc.                                        16,000       773,920
    Merck & Co. Inc.                                       40,000     1,518,000
    Schering-Plough Corporation                            20,000       288,200
    St. Jude Medical, Inc. *                                7,000       302,330
    Stryker Corporation                                     8,000       520,400
    UnitedHealth Group Incorporated                        18,000       618,480
    WellPoint Inc. *                                        6,500       286,845
    Wyeth                                                  14,000       584,640
    Zimmer Holdings, Inc. *                                 3,000       233,580
                                                                    -----------
                                                                     12,834,420
                                                                    -----------
  INDUSTRIALS - 11.73%
    3M Co.                                                  5,000       395,750
    Boeing Company (The)                                    5,000       371,850
    Burlington Northern Santa Fe Corporation                4,000       368,880
    Caterpillar Inc.                                        7,000       548,030
    CSX Corporation                                         8,000       448,560
    Danaher Corporation                                     8,000       608,240
    Deere & Company                                        10,000       804,400
    Emerson Electric Co.                                   11,000       566,060
    General Dynamics Corporation                            4,000       333,480
    General Electric Company                              111,000     4,108,110
    Honeywell International Inc.                           12,000       677,040
    Illinois Tool Works Inc.                                9,000       434,070
    Lockheed Martin Corporation                             4,000       397,200
    Norfolk Southern Corporation                            3,500       190,120
    Raytheon Company                                        7,000       452,270
    Textron Inc.                                            3,000       166,260
    United Parcel Service, Inc., Class B                   17,000     1,241,340
    United Technologies Corporation                        13,000       894,660
    Waste Management, Inc.                                  7,500       251,700
                                                                    -----------
                                                                     13,258,020
                                                                    -----------
  INFORMATION TECHNOLOGY - 15.72%
    Agilent Technologies Inc. *                             7,000       208,810
    Apple Computer, Inc. *                                  9,000     1,291,500
    Applied Materials, Inc.                                15,000       292,650
    Automatic Data Processing, Inc.                         9,000       381,510
    Cisco Systems, Inc. *                                  66,000     1,589,940
    Corning Incorporated                                   20,000       480,800
    Dell Inc. *                                            16,000       318,720
    eBay Inc. *                                            16,000       477,440
    EMC Corporation *                                      26,000       372,840
    Google Inc. *                                           4,500     1,982,115
    Hewlett-Packard Company                                28,000     1,278,480
    Intel Corporation                                      61,000     1,291,980
    International Business Machines Corporation            15,000     1,727,100
    Microsoft Corporation                                 105,000     2,979,900
    NVIDIA Corporation *                                    9,000       178,110
    Oracle Corporation *                                   60,000     1,173,600
    Paychex, Inc.                                           5,000       171,300
    QUALCOMM Inc.                                          17,000       697,000
    Sun Microsystems, Inc. *                                8,750       135,888
    Texas Instruments Incorporated                         18,000       508,860
    Xerox Corporation                                      10,000       149,700
    Xilinx, Inc.                                            3,000        71,250
                                                                    -----------
                                                                     17,759,493
                                                                    -----------
  MATERIALS - 3.57%
    Air Products & Chemicals, Inc.                          2,500       230,000
    Alcoa Inc.                                             12,000       432,720
    Dow Chemical Company (The)                              7,000       257,950

    E. I. du Pont de Nemours and Company                   12,500       584,500
    Freeport-McMoRan Copper & Gold, Inc.                    8,000       769,760
    International Paper Company                             5,000       136,000
    Monsanto Company                                       10,000     1,115,000
    Praxair, Inc.                                           6,000       505,380
                                                                    -----------
                                                                      4,031,310
                                                                    -----------
  REAL ESTATE INVESTMENT TRUSTS - 0.61%
    Public Storage                                          2,500       221,550
    Simon Property Group, Inc.                              5,000       464,550
                                                                    -----------
                                                                        686,100
                                                                    -----------
  TELECOMMUNICATION SERVICES - 3.62%
    AT&T Inc.                                              72,000     2,757,600
    Nokia ADR                                               5,000       159,150
    Qwest Communications International Inc.                 9,000        40,770
    Verizon Communications Inc.                            31,000     1,129,950
                                                                    -----------
                                                                      4,087,470
                                                                    -----------
  UTILITIES - 2.99%
    American Electric Power Company, Inc.                   7,000       291,410
    Dominion Resources, Inc.                               14,000       571,760
    Duke Energy Corporation                                20,000       357,000
    Entergy Corporation                                     5,000       545,400
    Exelon Corporation                                      6,000       487,620
    FPL Group, Inc.                                         7,000       439,180
    PPL Corporation                                         4,000       183,680
    Southern Company (The)                                 14,000       498,540
                                                                    -----------
                                                                      3,374,590
                                                                    -----------
TOTAL EQUITY SECURITIES
  (cost - $127,720,827)                                             112,355,591
                                                                    -----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                      (000'S)
                                                     ----------
SHORT-TERM INVESTMENTS - 0.71%
  MONEY MARKET SECURITY - 0.68%
    JPMorgan U.S. Government Money Market Fund    $        770          770,233
                                                                  -------------

  REPURCHASE AGREEMENTS - 0.03%
    Bear, Stearns & Co. Inc. + ++
    (Agreements dated 3/31/2008 to
    be repurchased at $24,752, 3.00%,
    4/1/2008, collateralized by $25,913
    in United States Treasury Bonds)                        25           24,750
    Bear, Stearns & Co. Inc. + ++
    (Agreements dated 3/31/2008 to
    be repurchased at $1,772, 1.50%,
    4/1/2008, collateralized by $2,356
    in United States Treasury Bonds)                         2            1,772
                                                                  -------------
                                                                         26,522
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS
  (cost - $796,755)                                                     796,755
                                                                  -------------
TOTAL INVESTMENTS - 100.16%
  (cost - $128,517,582)                                             113,152,346
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%                        (175,739)
                                                                  -------------
NET ASSETS - 100.00%                                              $ 112,976,607
                                                                  =============


---------------
^ Security or a portion thereof is out on loan.
* Non-income producing security.
ADR American Depositary Receipt
+ Stated interest rate, before rebate earned by borrower of securities on loan. ++ Represents investment purchased with collateral received for securities on loan.

Federal Income Tax Cost: At March 31, 2008 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $128,517,582, $1,639,215, $(17,004,451), and $(15,365,236), respectively.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                         $112,355,591      $     --
Level 2 - Other Significant Observable Inputs        796,755            --
Level 3 - Significant Unobservable Inputs              --               --
                                                -------------------------------
TOTAL                                           $113,152,346      $     --
                                                ===============================

*Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2008.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 10, 2008 with a file number 811-22066.

Other information regarding the Fund is available in the Fund's most recent annual report filed with the Securities and Exchange Commission on Form N-CSR on March 10, 2008, file number 811-22066. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

         (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Progressive Return Fund


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 23, 2008


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


       /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 23, 2008


       /s/ Kayadti A. Madison
      -----------------------
      Name:  Kayadti A. Madison
      Title: Principal Financial Officer
      Date:  May 23, 2008